Note 9 - Share-based Payments - Number of Stock Options Outstanding (Details)	2 Months Ended	12 Months Ended
	Feb. 27, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Statement Line Items [Line Items]
Balance at beginning of period, options	3,025,826	2,453,586	2,462,914	2,259,180
Balance at beginning of period, weighted average exercise price	$ 2.61	$ 0.44	$ 0.44	$ 0.29
Issued during the period, options	897,980	671,253		334,761
Issued during the period, weighted average exercise price	$ 13.88	$ 10.22		$ 1.36
Exercised during the period, options		(99,013)		(131,027)
Exercised during the period, weighted average exercise price		$ 0.32		$ 0.29
Cancelled during the year, options			(9,328)
Cancelled during the year, weighted average exercise price			$ 0.69
Balance at end of period, options		3,025,826	2,453,586	2,462,914
Balance at end of period, weighted average exercise price		$ 2.61	$ 0.44	$ 0.44